Other Income (Expense)	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Income (Expense)
20.	OTHER INCOME (EXPENSE)

	Year ended December 31,
	2013	2012

Unrealized losses on long-term investments (Note 6 (c))	$(656)	$(4,515)
Realized gains on sale of long-term investments (Note 6)	231,836	38
Unrealized gains on other long-term investments	238	11,463
Realized gains on other long-term investments	1,952	4,483
Write-down of carrying value of long-term investments (Note 6 (b))	(4,649)	(32,881)

	$228,721	$(21,412)